Other Reserves	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Other Reserves

16      Other Reserves

		Exchange
	Share-based	difference on
	payment	net investment	Fair value reserve	Currency	Total
	capital	in foreign	of financial assets	translation	other
In thousands of USD	reserves	operations	at FVOCI	adjustment	reserves
As of January 1, 2019	87,735	(99,485)	—	101,098	89,348
Other comprehensive loss	—	22,543	—	(26,160)	(3,617)
Total comprehensive loss for the year	—	22,543	—	(26,160)	(3,617)
Share-based payments	41,718	—	—	—	41,718
As of December 31, 2019	129,453	(76,942)	—	74,938	127,449
Other comprehensive loss	—	(84,884)	—	95,136	10,252
Total comprehensive loss for the year	—	(84,884)	—	95,136	10,252
Share-based payments	12,681	—	—	—	12,681
Exercise of options	(6,379)	—	—	—	(6,379)
Capital revaluation	(71)	(13)	—	—	(84)
Change in Non-controlling interests	—	(63)	—	15	(48)
As of December 31, 2020	135,684	(161,902)	—	170,089	143,871
Other comprehensive loss	—	(3,554)	(3,941)	(12,306)	(19,801)
Total comprehensive loss for the period	—	(3,554)	(3,941)	(12,306)	(19,801)
Share-based payments (Note 17)	43,451	—	—	—	43,451
Exercise of options	(2,846)	—	—	—	(2,846)
As of December 31, 2021	176,289	(165,456)	(3,941)	157,783	164,675

The share-based payment reserve represents the Group’s cumulative equity settled share option expense.

The foreign exchange reserve represents the cumulative amount of the exchange differences related to a foreign operation that is consolidated.

The fair value reserve of financial assets at FVOCI represents the fair value changes on financial assets at fair value through other comprehensive income.

The Currency translation adjustment reserve represents the cumulative exchange differences on the translation of the Group’s overseas subsidiaries into the Group’s presentation currency.